Segment Reporting - Summary of Payments from/to Such Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenues	$ 244,120	$ 104,143	$ 55,289
Percentage of revenues	134.40%	88.40%
LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	$ 223,602	$ 93,124	51,103
Percentage of revenues	140.10%	82.20%
Asia and Africa
Disclosure Of Operating Segments [Line Items]
Revenues	$ 20,518	$ 11,019	$ 4,186
Percentage of revenues	86.20%	163.20%